Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payments [Abstract]
Schedule of summary of options granted and on issue
				Balance at					Balance at
2022		Exercise		the start of					the end of
Grant date	Expiry date	price		the year	Granted	Exercised	Forfeited	Expired	the year

27/04/2017	27/04/2022	AUD$	0.20	1,850,000	-	-	-	(1,850,000)	-
20/10/2016	20/10/2026	AUD$	0.12	614,090	-	-	-	-	614,090
05/11/2015	05/11/2025	AUD$	0.12	767,611	-	-	-	-	767,611
17/04/2018	16/04/2023	AUD$	0.15	2,200,000	-	-	(400,000)	-	1,800,000
30/05/2018	29/05/2024	AUD$	0.15	400,000	-	-	-	-	400,000
30/05/2019	25/06/2025	AUD$	0.15	3,000,000	-	-	-	-	3,000,000
05/08/2019	05/08/2022	AUD$	0.15	1,500,000	-	-	-	(1,500,000)	-
29/12/2020	29/12/2025	AUD$	0.08	9,400,000	-	-	(4,280,000)	-	5,120,000
15/07/2021	15/07/2026	AUD$	0.08	11,500,000	-	-	-	-	11,500,000
13/04/2022	13/04/2027	AUD$	0.08	-	400,000	-	-	-	400,000
13/04/2022	13/04/2027	AUD$	0.07	-	573,678	-	-	-	573,678
13/04/2022	13/04/2027	AUD$	0.05	-	6,530,000	-	(1,090,000)	-	5,440,000
				31,231,701	7,503,678	-	(5,770,000)	(3,350,000)	29,615,379

Schedule of options granted during the current financial year, the valuation model inputs used to determine the fair value at the grant date
Grant date	Expiry date	Share price at grant date		Exercise price		Expected volatility	Dividend yield	Risk-free interest rate	Fair value at grant date

13/04/2022	13/04/2027	AUD$	0.044	AUD$	0.080	80.40%	-	0.025%	AUD$	0.0238
13/04/2022	13/04/2027	AUD$	0.044	AUD$	0.070	80.40%	-	0.025%	AUD$	0.0250
13/04/2022	13/04/2027	AUD$	0.044	AUD$	0.050	80.40%	-	0.025%	AUD$	0.0278